CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Initial Public Offering CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares Initial Public Offering CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Additional Paid-in Capital Series A Preferred Shares CNY (¥)	Additional Paid-in Capital Series B Preferred Shares CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	(Accumulated Deficit)/Retained Earnings CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Initial Public Offering CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series A Preferred Shares CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series B Preferred Shares CNY (¥)	Noncontrolling Interest CNY (¥)
Beginning Balance at Dec. 31, 2015	¥ (21,023)					¥ 56		¥ 29,131				¥ 10,226	¥ (60,436)	¥ (21,023)
Beginning Balance, shares at Dec. 31, 2015 | shares						91,134,327
Accretion of preferred shares				¥ (3,209)	¥ (32,859)					¥ (3,209)	¥ (32,859)					¥ (3,209)	¥ (32,859)
Exercise of option	24							24						24
Exercise of option, shares | shares						35,000
Net income	23,946												23,946	23,946
Foreign currency translation adjustment	5,262											5,262		5,262
Share-based compensation	57,735							57,735						57,735
Unrealized gain on available-for-sale investments	303											303		303
Ending Balance at Dec. 31, 2016	30,179					¥ 56		50,822				15,791	(36,490)	30,179
Ending Balance, shares at Dec. 31, 2016 | shares						91,169,327
Accretion of preferred shares				(3,762)	(37,509)					(3,762)	(37,509)					(3,762)	(37,509)
Exercise of option	89							89						89
Exercise of option, shares | shares						135,000
Net income	167,095												167,682	167,682				¥ (587)
Foreign currency translation adjustment	(3,175)											(3,175)		(3,175)
Share-based compensation	62,787							62,787						62,787
Noncontrolling interest arise from acquisition	2,976																	2,976
Unrealized gain on available-for-sale investments	9,484											9,484		9,484
Ending Balance at Dec. 31, 2017	228,164					¥ 56		72,427				22,100	131,192	225,775				2,389
Ending Balance, shares at Dec. 31, 2017 | shares						91,304,327
Accretion of preferred shares				¥ (177)	¥ (4,417)					¥ (177)	¥ (4,417)					¥ (177)	¥ (4,417)
Issuance of ordinary shares			¥ 657,061				¥ 26		¥ 657,035						¥ 657,061
Issuance of ordinary shares, shares | shares							41,600,000
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering			¥ 354,212				¥ 60		¥ 354,152						¥ 354,212
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering, shares | shares							94,537,315
Exercise of option and restricted shares	3,486					¥ 2		3,484						3,486
Exercise of option and restricted shares, shares | shares						2,661,305
Net income	336,320	$ 48,915											340,046	340,046				(3,726)
Foreign currency translation adjustment	60,357											60,357		60,357
Share-based compensation	134,709							134,709						134,709
Repurchase of ordinary shares	(8,157)							(8,157)						(8,157)
Repurchase of ordinary shares | shares						(488,000)
Unrealized gain on available-for-sale investments	14,684	2,136										14,684		14,684
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606	33,329												33,329	33,329
Deemed dividend related to issuance of ordinary shares to preferred shareholders	7					¥ 7		164,521					(164,521)	7
Deemed dividend related to issuance of ordinary shares to preferred shareholders, shares | shares						12,064,825
Ending Balance at Dec. 31, 2018	¥ 1,809,578	$ 263,193				¥ 151		¥ 1,373,577				¥ 97,141	¥ 340,046	¥ 1,810,915				¥ (1,337)
Ending Balance, shares at Dec. 31, 2018 | shares						241,679,772